Note 14 - Subordinated Borrowings - 10Q	9 Months Ended
Jun. 30, 2013
Subordinated Borrowings [Abstract]
Subordinated Borrowings Disclosure [Text Block]

NOTE 14. SUBORDINATED BORROWINGS

Subordinated Note

In September 2012, the Company generated proceeds of $1 million by issuing a subordinated note payable to one of its directors. This subordinated note was repaid in January 2013 as part of the recapitalization.